General Information - Impact of IFRS 15 on Group Statement of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year	$ 352	$ 541	$ 459
Adjustments reconciling profit for the year to cash flow from operations before contract acquisition costs	502	308	491
Cash flow from operations before contract acquisition costs	854	849	950
Contract acquisition costs, net of repayments	(58)	(57)
Cash flow from operations	800	792	908
Interest paid	(70)	(69)	(72)
Interest received	2	1	4
Tax paid on operating activities	(66)	(147)	(130)
Net cash from operating activities	666	577	710
Purchase of intangible assets	(112)	(172)	(130)
Other cash flows from investing activities		(34)
Net cash from investing activities	(189)	(206)	(174)
Net cash from financing activities	86	(446)	(1,456)
Net movement in cash and cash equivalents in the year	563	(75)	(920)
Cash and cash equivalents at beginning of the year	58	117	1,098
Exchange rate effects	(21)	16	(61)
Cash and cash equivalents at end of the year	600	58	117
Previously reported [member]
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year		593
Adjustments reconciling profit for the year to cash flow from operations before contract acquisition costs		263
Cash flow from operations before contract acquisition costs		856
Cash flow from operations		856
Interest paid		(76)
Interest received		1
Tax paid on operating activities		(147)
Net cash from operating activities		634
Purchase of intangible assets		(229)
Other cash flows from investing activities		(34)
Net cash from investing activities		(263)
Net cash from financing activities		(446)
Net movement in cash and cash equivalents in the year		(75)
Cash and cash equivalents at beginning of the year	$ 58	117
Exchange rate effects		16
Cash and cash equivalents at end of the year		58	$ 117
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year		(52)
Adjustments reconciling profit for the year to cash flow from operations before contract acquisition costs		45
Cash flow from operations before contract acquisition costs		(7)
Contract acquisition costs, net of repayments		(57)
Cash flow from operations		(64)
Interest paid		7
Net cash from operating activities		(57)
Purchase of intangible assets		57
Net cash from investing activities		$ 57